Events After the Reporting Date (Details) - USD ($) $ / shares in Units, $ in Thousands	Apr. 01, 2026	Mar. 10, 2026	Jan. 13, 2026	Feb. 12, 2026	Jan. 26, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 28, 2023
Events After the Reporting Date [Line Items]
Percentage of lowest weighted average price	88.00%
Trading days	20 years
Shares issued						365,444	57,293	3,739
Ordinary Shares [Member]
Events After the Reporting Date [Line Items]
Shares issued						192			5,291
Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Percentage of share capital					113043.00%
Exercise price per share			$ 1		$ 0.009
Aggregate of ordinary shares			766,170
Gross proceeds			$ 766,170
Aggregate principal amount				$ 10,000
Principal amount			2,000
Purchase price			$ 1,800
Trading days		20 years
Aggregate investment		$ 9,460
Earn out payments		2,500
Subsequent Events [Member] | Bottom of range [member]
Events After the Reporting Date [Line Items]
Earn out payments		500
Subsequent Events [Member] | Top of range [member]
Events After the Reporting Date [Line Items]
Earn out payments		$ 1,500
Forecast [Member]
Events After the Reporting Date [Line Items]
Principal amount	$ 1,800
Percentage of purchase price	90.00%
Percentage of amount of ordinary shares	150.00%
Warrant coverage	100.00%
Forecast [Member] | Initial Warrant [Member]
Events After the Reporting Date [Line Items]
Shares issued	405,728
Exercise price	$ 4.9293
Warrant exercisable term	3 years
NeuroThera [Member] | Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Shares issued		56,600,000
Controlling interest		75.00%
Fundraising proceeds percentage		7.00%
Proceeds from fundraising		$ 1,000
CliniQuantum Ltd.[Member] | Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Percentage of shares issued and outstanding		54.01%
CliniQuantum Ltd.[Member] | Subsequent Events [Member] | Ordinary Shares [Member]
Events After the Reporting Date [Line Items]
Percentage of shares issued and outstanding		54.01%
Shares acquired		56,375